Shareholder Report, Holdings (Details) - Fidelity Commodity Strategy Central Fund	Jul. 31, 2024
MSPreciousMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.50%
MSIndustrialMetalsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
MSLivestockSectorMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Agricultural Sector Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	29.70%
DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	49.90%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	50.10%